Supplemental Financial Information	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

35. SUPPLEMENTAL FINANCIAL INFORMATION

On June 16, 2016, Emera US Finance LP, (in such capacity, the “Issuer”), issued $3.25 billion USD senior unsecured notes (“U.S. Notes”). The U.S Notes are fully and unconditionally guaranteed, on a joint and several basis, by Emera (in such capacity, the “Parent Company”) and EUSHI (in such capacity, the “Guarantor Subsidiaries”). Emera owns, directly or indirectly, all of the limited and general partnership interests in Emera US Finance LP.

The following condensed consolidated financial statements present the results of operations, financial position and cash flows of the Parent Company, Subsidiary Issuer, Guarantor Subsidiaries and all other Non-guarantor Subsidiaries independently and on a consolidated basis.

Our guarantors were not determined using geographic, service line or other similar criteria, and as a result, the “Parent”, “Subsidiary Issuer”, “Guarantor Subsidiaries” and “Non-guarantor Subsidiaries” columns each include portions of our domestic and international operations. Accordingly, this basis of presentation is not intended to present our financial condition, results of operations or cash flows for any purpose other than to comply with the specific requirements for guarantor reporting.

Emera Incorporated

Condensed Consolidated Statements of Income

For the year ended December 31, 2017

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars

Operating revenues	$-	$-	$4,165	$2,118	$(57)	$6,226
Operating expenses	41	-	3,241	1,610	(57)	4,835
Income (loss) from operations	(41)	-	924	508	-	1,391

Income (loss) from equity investments in subsidiaries	336	-	-	-	(336)	-
Income from equity investments	1	-	1	122	-	124
Intercompany income (expenses), net	92	195	(204)	(45)	(38)	-
Other income (expenses), net	-	-	16	(19)	5	2
Interest expense, net	138	155	242	163	-	698
Income (loss) before provision for income taxes	250	40	495	403	(369)	819

Income tax expense (recovery)	(44)	17	511	36	-	520
Net income (loss)	294	23	(16)	367	(369)	299

Non-controlling interest in subsidiaries	-	-	-	1	4	5
Preferred stock dividends	28	-	29	13	(42)	28
Net income (loss) attributable to common shareholders	$266	$23	$(45)	$353	$(331)	$266

Comprehensive income (loss) of Emera Incorporated	$-	$3	$(392)	$372	$17	$-

Emera Incorporated

Condensed Consolidated Statements of Income

For the year ended December 31, 2016

Emera Incorporated

Condensed Consolidated Balance Sheets

As at December 31, 2017

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Assets
Current assets
Cash and cash equivalents	$276	$21	$47	$94	$-	$438
Restricted cash	-	-	1	64	-	65
Inventory	-	-	243	175	-	418
Derivative instruments	5	-	11	131	(6)	141
Regulatory assets	-	-	114	24	-	138
Intercompany receivables	74	9	4	108	(195)	-
Receivables and other current assets	3	-	546	777	-	1,326
Total current assets	358	30	966	1,373	(201)	2,526

Property, plant and equipment, net of accumulated depreciation	17	-	12,258	4,720	-	16,995

Other assets
Deferred income taxes	70	-	(10)	71	7	138
Derivative instruments	4	-	2	110	(4)	112
Regulatory assets	-	-	552	686	-	1,238
Net investment in direct financing lease	-	-	12	469	-	481
Investments in subsidiaries accounted for using the equity method	8,490	-	-	-	(8,490)	-
Investments subject to significant influence	5	-	13	1,197	-	1,215
Goodwill	-	-	5,709	96	-	5,805
Intercompany notes receivable	1,140	4,285	1	955	(6,381)	-
Other investments - intercompany	-	-	-	70	(70)	-
Other long-term assets	29	-	68	184	(20)	261
Total other assets	9,738	4,285	6,347	3,838	(14,958)	9,250

Total assets	$10,113	$4,315	$19,571	$9,931	$(15,159)	$28,771

Emera Incorporated
Condensed Consolidated Balance Sheets – Continued
As at December 31, 2017

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Liabilities and Equity
Current liabilities
Short-term debt	$-	$-	$1,241	$-	$-	$1,241
Current portion of long-term debt	-	-	701	40	-	741
Accounts payable	9	-	620	532	-	1,161
Intercompany payable	55	6	90	74	(225)	-
Derivative instruments	5	-	52	175	(5)	227
Regulatory liabilities	-	-	91	136	(1)	226
Other current liabilities	60	6	137	147	-	350
Total current liabilities	129	12	2,932	1,104	(231)	3,946

Long-term liabilities
Long-term debt	2,205	4,034	3,741	3,160	-	13,140
Intercompany long-term debt	656	-	4,582	1,139	(6,377)	-
Deferred income taxes	-	4	435	565	7	1,011
Derivative instruments	4	-	4	79	(4)	83
Regulatory liabilities	-	-	1,889	353	-	2,242
Pension and post-retirement liabilities	21	-	341	197	-	559
Other long-term liabilities	9	-	267	352	(19)	609
Total long-term liabilities	2,895	4,038	11,259	5,845	(6,393)	17,644

Equity
Common stock	5,601	242	4,311	2,136	(6,689)	5,601
Cumulative preferred stock	709	-	620	76	(696)	709
Contributed surplus	76	-	110	148	(258)	76
Accumulated other comprehensive income (loss)	(188)	(9)	(36)	(185)	230	(188)
Retained earnings	891	32	375	735	(1,142)	891
Total Emera Incorporated equity	7,089	265	5,380	2,910	(8,555)	7,089
Non-controlling interest in subsidiaries	-	-	-	72	20	92
Total equity	7,089	265	5,380	2,982	(8,535)	7,181
Total liabilities and equity	$10,113	$4,315	$19,571	$9,931	$(15,159)	$28,771

Emera Incorporated
Condensed Consolidated Balance Sheets – Continued
As at December 31, 2016

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Liabilities and Equity
Current liabilities
Short-term debt	$-	$-	$948	$13	$-	$961
Current portion of long-term debt	-	-	436	40	-	476
Accounts payable	6	-	756	480	-	1,242
Intercompany payable	534	6	81	25	(646)	-
Derivative instruments	14	-	10	314	(13)	325
Regulatory liabilities	-	-	225	137	-	362
Other current liabilities	54	13	130	161	-	358
Total current liabilities	608	19	2,586	1,170	(659)	3,724

Long-term liabilities
Long-term debt	2,338	4,314	4,687	2,929	-	14,268
Intercompany long-term debt	366	-	4,778	1,357	(6,501)	-
Deferred income taxes	-	1	1,193	516	(38)	1,672
Derivative instruments	12	-	-	150	(12)	150
Regulatory liabilities	-	-	973	304	-	1,277
Pension and post-retirement liabilities	17	-	433	219	-	669
Other long-term liabilities	13	-	274	377	(19)	645
Total long-term liabilities	2,746	4,315	12,338	5,852	(6,570)	18,681

Equity
Common stock	4,738	242	4,177	3,997	(8,416)	4,738
Cumulative preferred stock	709	-	620	271	(891)	709
Contributed surplus	75	-	45	106	(151)	75
Accumulated other comprehensive income (loss)	106	10	340	(191)	(159)	106
Retained earnings	1,076	9	420	610	(1,039)	1,076
Total Emera Incorporated equity	6,704	261	5,602	4,793	(10,656)	6,704
Non-controlling interest in subsidiaries	-	-	-	78	34	112
Total equity	6,704	261	5,602	4,871	(10,622)	6,816
Total liabilities and equity	$10,058	$4,595	$20,526	$11,893	$(17,851)	$29,221

Emera Incorporated
Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2017
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Net cash provided by (used in) by operating activities	$195	$22	$712	$1,125	$(861)	$1,193
Investing activities
Additions to property, plant and equipment	(5)	-	(1,031)	(480)	(13)	(1,529)
Net purchase of investments subject to significant influence, inclusive of acquisition costs	-	-	-	(213)	-	(213)
Other intercompany investing activities	(708)	(26)	15	1,818	(1,099)	-
Other investing activities	(34)	-	(20)	32	3	(19)
Net cash provided by (used in) investing activities	(747)	(26)	(1,036)	1,157	(1,109)	(1,761)
Financing activities
Change in short-term debt, net	-	-	365	(13)	-	352
Proceeds from long-term debt, net of issuance costs	-	-	147	(131)	113	129
Retirement of long-term debt	-	-	(413)	(55)	15	(453)
Net borrowings (repayments) under committed credit facilities	(30)	-	21	233	6	230
Issuance of common stock, net of issuance costs	682	-	134	(1,837)	1,703	682
Issuance of preferred stock, net of issuance costs	-	-	-	(195)	195	-
Dividends on common stock	(287)	-	-	(272)	272	(287)
Dividends on preferred stock	(28)	-	(29)	(13)	42	(28)
Dividends paid by subsidiaries to non-controlling interest	-	-	-	(2)	(4)	(6)
Other financing activities	290	-	96	(40)	(372)	(26)
Net cash provided by (used in) financing activities	627	-	321	(2,325)	1,970	593
Effect of exchange rate changes on cash and cash equivalents	1	(3)	2	(13)	-	(13)
Net increase (decrease) in cash and cash equivalents	76	(7)	(1)	(56)	-	12
Cash, cash equivalents and restricted cash, beginning of year	200	28	49	214	-	491
Cash, cash equivalents and restricted cash, end of year	$276	$21	$48	$158	$-	$503

Emera Incorporated
Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2016
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Net cash provided by (used in) operating activities	$265	$29	$481	$107	$171	$1,053
Investing activities
Acquisitions, net of cash acquired	-	-	(8,409)	-	-	(8,409)
Additions to property, plant and equipment	(2)	-	(673)	(405)	-	(1,080)
Net purchase of investments subject to significant influence, inclusive of acquisition costs	-	-	-	(276)	-	(276)
Net proceeds on sale of investment subject to significant influence and held-for-trading common shares	665	-	-	-	-	665
Other intercompany investing activities	(2,348)	(4,416)	(18)	(2,397)	9,179	-
Other investing activities	-	-	(3)	66	-	63
Net cash provided by (used in) investing activities	(1,685)	(4,416)	(9,103)	(3,012)	9,179	(9,037)
Financing activities
Change in short-term debt, net	(14)	-	122	(4)	14	118
Proceeds from long-term debt, net of issuance costs	2,037	4,187	4,516	764	(5,081)	6,423
Proceeds from convertible debentures represented by instalment receipts, net of issuance costs	(44)	-	-	1,457	-	1,413
Retirement of long-term debt	(250)	-	(6)	(36)	19	(273)
Net borrowings (repayments) under committed credit facilities	(210)	-	-	(99)	(6)	(315)
Issuance of common stock, net of issuance costs	354	242	3,865	95	(4,202)	354
Issuance of preferred stock, net of issuance costs	-	-	195	-	(195)	-
Dividends on common stock	(221)	-	-	(254)	254	(221)
Dividends on preferred stock	(28)	-	(31)	(18)	49	(28)
Dividends paid by subsidiaries to non-controlling interest	-	-	-	(2)	(3)	(5)
Other financing activities	-	-	(18)	185	(185)	(18)
Net cash provided by (used in) financing activities	1,624	4,429	8,643	2,088	(9,336)	7,448
Effect of exchange rate changes on cash and cash equivalents	(4)	(14)	7	(54)	-	(65)
Net increase (decrease) in cash and cash equivalents	200	28	28	(871)	14	(601)
Cash, cash equivalents and restricted cash, beginning of year	-	-	21	1,085	(14)	1,092
Cash, cash equivalents and restricted cash, end of year	$200	$28	$49	$214	$-	$491

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars

Operating revenues	$-	$-	$2,494	$1,818	$(35)	$4,277
Operating expenses	39	-	2,127	1,591	(35)	3,722
Income (loss) from operations	(39)	-	367	227	-	555

Income (loss) from equity investments in subsidiaries	150	-	-	-	(150)	-
Income from equity investments	18	-	-	82	-	100
Intercompany income (expenses), net	203	101	(107)	(151)	(46)	-
Other income (expenses), net	135	-	24	15	-	174
Interest expense, net	226	85	127	147	-	585
Income (loss) before provision for income taxes	241	16	157	26	(196)	244

Income tax expense (recovery)	(14)	7	48	(63)	-	(22)
Net income (loss)	255	9	109	89	(196)	266

Non-controlling interest in subsidiaries	-	-	-	7	4	11
Preferred stock dividends	28	-	31	19	(50)	28
Net income (loss) attributable to common shareholders	$227	$9	$78	$63	$(150)	$227

Comprehensive income (loss) of Emera Incorporated	$228	$19	$205	$59	$(283)	$228